Liability for loss and loss adjustment expenses - Narrative (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Insurance [Abstract]
Prior year reserve release	$ 4,461	$ 3,710	$ 5,282	$ 8,935
Decrease in the projection of ultimate loss, percent			10.00%	13.00%
Liability for loss and loss adjustment expenses	74,706	$ 62,648	$ 69,800	$ 62,758	$ 59,266
Reserves for settlement related to escrow or agent activities	$ 200		$ 700	$ 1,200